Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 05, 2023
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund IV
Entity Central Index Key	dei_EntityCentralIndexKey	0001517936
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 05, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 05, 2023
First Trust Enhanced Short Maturity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, Footnote 1 of the table entitled “Annual Fund Operating Expenses” set forth in the section entitled “Fees and Expenses of the Fund” set forth in the Fund’s prospectus is hereby deleted and replaced with the following:

(1)	The management fee paid to First Trust Advisors L.P., the Fund’s investment advisor, may be reduced at certain levels of Fund net assets (“breakpoints”). See the Fund’s Statement of Additional Information for more information on the breakpoints.